Leases - Summary of Changes in the Carrying Value of ROU Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	$ 159,098
Balance as at March 31, 2021	166,766	$ 159,098
Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	158,824
Balance as at March 31, 2021	166,581	158,824
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	18
Balance as at March 31, 2021	4	18
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	20
Balance as at March 31, 2021	8	20
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	236
Balance as at March 31, 2021	173	236
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	184,420
Impact on adoption of IFRS 16		179,553
Additions	26,454	17,858
Terminations/modifications	(1,015)	(2,614)
Translation adjustments	9,922	(10,377)
Balance as at March 31, 2021	219,781	184,420
Gross carrying amount [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	183,839
Impact on adoption of IFRS 16		178,958
Additions	26,336	17,826
Terminations/modifications	(985)	(2,614)
Translation adjustments	9,888	(10,331)
Balance as at March 31, 2021	219,078	183,839
Gross carrying amount [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	34
Impact on adoption of IFRS 16		39
Translation adjustments	5	(5)
Balance as at March 31, 2021	39	34
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	32
Impact on adoption of IFRS 16		34
Terminations/modifications	(8)
Translation adjustments	1	(2)
Balance as at March 31, 2021	25	32
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	515
Impact on adoption of IFRS 16		522
Additions	118	32
Terminations/modifications	(22)
Translation adjustments	28	(39)
Balance as at March 31, 2021	639	515
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	25,322
Depreciation	27,443	26,686
Terminations/modifications	(1,517)	(69)
Translation adjustments	1,767	(1,295)
Balance as at March 31, 2021	53,015	25,322
Accumulated depreciation [member] | Premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	25,015
Depreciation	27,236	26,361
Terminations/modifications	(1,503)	(69)
Translation adjustments	1,749	(1,277)
Balance as at March 31, 2021	52,497	25,015
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	16
Depreciation	16	17
Translation adjustments	3	(1)
Balance as at March 31, 2021	35	16
Accumulated depreciation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	12
Depreciation	10	13
Terminations/modifications	(5)
Translation adjustments		(1)
Balance as at March 31, 2021	17	12
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at April 1, 2020	279
Depreciation	181	295
Terminations/modifications	(9)
Translation adjustments	15	(16)
Balance as at March 31, 2021	$ 466	$ 279